Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds II, Inc.
Entity Central Index Key	0001591556
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BNY Mellon Global Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class A
Trading Symbol	DGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 137	1.25%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 137	[1]
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.62%	6.18%	4.14%
without Sales Charge	18.45%	7.45%	4.76%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 406,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 3,234,229
Investment Company, Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Global Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class C
Trading Symbol	DGECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 218	2.00%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 218	[1]
Expense Ratio, Percent	2.00%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.59%	*	6.65%	3.97%
without Deferred Sales Charge	17.59%		6.65%	3.97%
MSCI Emerging Markets Index	25.32%		3.93%	3.43%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 406,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 3,234,229
Investment Company, Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Global Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class I
Trading Symbol	DGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 109	1.00%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 109	[1]
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	18.79%	7.72%	5.01%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 406,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 3,234,229
Investment Company, Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Global Emerging Markets Fund - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class Y
Trading Symbol	DGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class Y	18.79%	7.79%	5.07%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 406,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 3,234,229
Investment Company, Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Yield Enhancement Strategy Fund Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class A
Trading Symbol	DABMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Alternative
  credi
  t strategies, as represented by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the Fund’s relative performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	7.07%	1.29%	2.30%
without Sales Charge	12.16%	2.22%	2.77%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	10.55%	-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%	2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 238,000,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%

Holdings [Text Block]
BNY Mellon Yield Enhancement Strategy Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class C
Trading Symbol	DABLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 134	1.27%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Alternative credit strategies, as repre
  sent
  ed by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the Fund’s relative performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	10.61%	**	1.62%	2.08%
without Deferred Sales Charge	11.61%		1.62%	2.08%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	10.55%		-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%		2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 238,000,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%

Holdings [Text Block]
BNY Mellon Yield Enhancement Strategy Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class I
Trading Symbol	DABKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Alternative cr
  ed
  it strategies, as represented by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the Fund’s relative performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	12.82%	2.71%	3.17%
Blo omb erg U.S. Aggregate Bond Index (broad-based index)*	10.55%	-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%	2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 238,000,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%

Holdings [Text Block]	Portfo lio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)
BNY Mellon Yield Enhancement Strategy Fund - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class Y
Trading Symbol	DABJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Alternative credit st
  rateg
  ies, as represented by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the F
  un
  d’s relative performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class Y	12.88%	2.76%	3.23%
Bloomberg U.S. Aggregate Bond I ndex (broad-based index)*	10.55%	-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%	2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 238,000,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND ST ATIST ICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%

Holdings [Text Block]	Port foli o Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.